STOCKHOLDERS' DEFICIT (Details)			3 Months Ended	12 Months Ended
	Feb. 09, 2024 shares	Feb. 04, 2021 shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 01, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized			1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued			0	0		0
Preferred stock, shares outstanding			0	0		0
Common Stock, shares authorized			100,000,000	100,000,000		100,000,000
Common Stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, voting rights			one	Holders of the Company’s Common Stock are entitled to one vote for each share.
Common stock, shares issued			12,277,759	5,031,250		5,031,250
Common stock, shares outstanding			12,277,759	5,031,250		5,031,250
Common Stock subject to possible redemption				5,050,384		20,125,000
Market price of public shares (in Dollars per share) | $ / shares				$ 6.20	$ 10.57
Number of shares called by each warrant				0.5
Quantum Fintech Acquisition Corp
STOCKHOLDERS' DEFICIT
Share exchange ratio	1
Quantum Fintech Acquisition Corp | Warrants issued in exchange for public warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant	0.5
Quantum Fintech Acquisition Corp | Warrants issued in exchange for private warrants to purchase Quantum Common Stock
STOCKHOLDERS' DEFICIT
Number of shares called by each warrant	1
Founder Shares
STOCKHOLDERS' DEFICIT
Shares owned		4,000,000
Chardan Quantum LLC
STOCKHOLDERS' DEFICIT
Shares owned		949,084
Sponsor
STOCKHOLDERS' DEFICIT
Shares owned		3,050,916
Quantum Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares issued			12,277,759
Common stock, shares outstanding			11,781,759
Common Stock subject to possible redemption			109,499
Aggregate shares			4,940,885
Market price of public shares (in Dollars per share) | $ / shares			$ 10.92
Shares redeemed | $			$ 53,947,064.28
Remaining balance of trust account | $			$ 1,200,000